Intangible assets - Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 3,437	€ 3,441	€ 3,094
Net additions and disposals	1,409	1,486	1,377
Change in scope of consolidation	3	16	(33)
Amortization and impairment	(1,078)	(1,038)	(1,039)
Exchange differences and other	100	(468)	42
Intangible assets, end balance	3,871	3,437	3,441
Impairment losses	65	142	73
Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	9,376	9,263	8,680
Net additions and disposals	1,409	1,451	1,377
Change in scope of consolidation	5	(33)	(41)
Amortization and impairment	0	0	0
Application of amortization and impairment	(293)	(241)	(887)
Exchange differences and other	215	(1,064)	134
Intangible assets, end balance	10,712	9,376	9,263
Accumulated amortisation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(5,809)	(5,686)	(5,432)
Net additions and disposals	0	35	0
Change in scope of consolidation	(2)	49	8
Amortization and impairment	(1,013)	(896)	(966)
Application of amortization and impairment	232	105	806
Exchange differences and other	(115)	584	(102)
Intangible assets, end balance	(6,707)	(5,809)	(5,686)
Impairment losses
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(130)	(136)	(154)
Amortization and impairment	(65)	(142)	(73)
Addition	(65)	(142)	(75)
Liberations		0	2
Application of amortization and impairment	61	136	81
Exchange differences and other	0	12	10
Intangible assets, end balance	(134)	(130)	(136)
Brand names | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	37	42	36
Net additions and disposals	0	0	2
Change in scope of consolidation	0	0	2
Application of amortization and impairment	(34)	0	0
Exchange differences and other	1	(5)	2
Intangible assets, end balance	€ 4	€ 37	€ 42
IT developments | Minimum
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years	3 years
IT developments | Maximum
Intangible assets - Other intangible assets
Estimated useful life	7 years	7 years	7 years
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 7,900	€ 7,945	€ 7,134
Net additions and disposals	1,325	1,123	1,374
Change in scope of consolidation	4	(34)	(19)
Application of amortization and impairment	(212)	(224)	(639)
Exchange differences and other	172	(910)	95
Intangible assets, end balance	9,189	7,900	7,945
IT developments | Accumulated amortisation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(5,307)	(5,139)	(4,743)
Change in scope of consolidation	(1)	49	4
Amortization and impairment	(922)	(792)	(874)
Application of amortization and impairment	178	88	570
Exchange differences and other	(97)	487	(96)
Intangible assets, end balance	(6,149)	(5,307)	(5,139)
Other | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	1,439	1,276	1,510
Net additions and disposals	84	328	1
Change in scope of consolidation	1	1	(24)
Application of amortization and impairment	(47)	(17)	(248)
Exchange differences and other	42	(149)	37
Intangible assets, end balance	1,519	1,439	1,276
Other | Accumulated amortisation
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(502)	(547)	(689)
Net additions and disposals	0	35	0
Change in scope of consolidation	(1)	0	4
Amortization and impairment	(91)	(104)	(92)
Application of amortization and impairment	54	17	236
Exchange differences and other	(18)	97	(6)
Intangible assets, end balance	€ (558)	€ (502)	€ (547)